ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2018
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
ScheduleOf accounts payable, accrued liabilities and other payables
	September 30, 2018	September 30, 2017
Accounts Payable	$22,100	$256,242
Accrued Liabilities and Other Payables	187,920	298,700
TOTAL	$210,020	$554,942